Pension and Other Employee Benefit Plans (Other Changes in Plan Assets and Benefit Obligations Recognized in Other Comprehensive Income (Loss) Before-Tax) (Detail) - JPY (¥) ¥ in Millions	12 Months Ended
	Mar. 31, 2025	Mar. 31, 2024
Defined Benefit Plan Disclosure [Line Items]
Net actuarial gain (loss)	¥ (72,336)	¥ 138,987
Amortization of net actuarial loss (gain)	(38,339)	(29,045)
Settlement loss (gain) of net actuarial loss (gain)	0	2,210
Prior service benefits (cost)	9,360	0
Amortization of prior service cost (benefits)	(5,553)	(4,890)
Total recognized in other comprehensive income (loss) before-tax	¥ (106,868)	¥ 107,262